Activity Under 2012 Plan (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Shares Available For Grant
Beginning balances	1,011,650	318,690	522,497	911,337
Additional shares authorized	1,123,131	912,544
Stock awards granted		(72,441)	(134,530)	(105,574)
Options granted	(416,541)	(324,585)	(145,375)	(371,899)
Options canceled	386,888	165,980	76,098	77,168
Options exercised	58,484	35,087	147,154	9,639
Stock awards canceled and forfeited	16,907	11,462		11,465
Ending Balances	2,122,035	1,011,650	318,690	522,497
Number of Shares Subject to Options Outstanding
Beginning balances	1,086,299	962,781	1,040,658	755,566
Additional shares authorized	1,123,131	912,544
Stock awards granted		72,441	134,530	105,574
Options granted	416,541	324,585	145,375	371,899
Options canceled	(386,888)	(165,980)	(76,098)	(77,168)
Options exercised	(58,484)	(35,087)	(147,154)	(9,639)
Stock awards cancelled and forfeited
Ending balances	1,057,468	1,086,299	962,781	1,040,658
Options vested and expected to vest at end of period	1,004,642	1,032,033
Weighted Average Exercise Price
Beginning Balances	$ 1.18	$ 1.07	$ 1.00	$ 1.21
Options granted	$ 4.31	$ 1.46	$ 1.46	$ 1.21
Options canceled	$ 1.25	$ 1.25	$ 1.07	$ 1.03
Options exercised	$ 0.96	$ 0.96	$ 0.82	$ 0.71
Ending Balances	$ 2.39	$ 1.18	$ 1.07	$ 1.00
Options vested and expected to vest at end of period	$ 2.39	$ 1.18